CONTRACT COSTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2023 USD ($)
Movement of contract costs
Beginning balance	Rp 2,412	Rp 2,264
Addition current year	1,071	1,000
Amortization during the year	(374)	(338)
Expense during the year	(704)	(514)
Impairment	(184)
Ending balance	2,221	2,412
Current	(653)	(671)	$ (42)
Non-current	1,568	1,741	$ 102
Cost to obtain
Movement of contract costs
Beginning balance	1,554	1,532
Addition current year	461	360
Amortization during the year	(374)	(338)
Ending balance	1,641	1,554
Current	(427)	(354)
Non-current	1,214	1,200
Cost to fulfill
Movement of contract costs
Beginning balance	858	732
Addition current year	610	640
Expense during the year	(704)	(514)
Impairment	(184)
Ending balance	580	858
Current	(226)	(317)
Non-current	Rp 354	Rp 541